Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 1,209,506	$ 320,444	$ 893,495
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Operating lease expenses	19,154	15,039
Reversal of provision of expected credit loss	(2,401,151)
Share-based compensation	454,341
Changes in operating assets and liabilities:
Accounts receivable	1,227,371	(721,961)	229,887
Prepayments and other current assets	(1,125,752)	1,591,357	29,278
Accounts payable	(7,723,935)	(1,635,755)	(1,135,736)
Income taxes payable		98,347	150,578
Operating lease liabilities	(19,154)	(15,762)
Due from a shareholder	(985)
Accrued expenses and other current liabilities	110,989	(247,386)	(411)
Net cash (used in) provided by operating activities	(8,249,616)	(595,677)	167,091
Cash flows from financing activities:
Advance to a related party		(3,448)
Proceeds from issuance of ordinary shares pursuant to the offering, net of issuance cost	7,140,000
Payments of offering costs related to the offering	(996,533)
Payments of offering costs related to initial public offering		(324,069)
Net cash provided by (used in) financing activities	6,143,467	(327,517)
Net (decrease) increase in cash	(2,106,149)	(923,194)	167,091
Cash, beginning of period	4,793,555	1,144,737	92,042
Cash, end of period	2,687,406	221,543	259,133
Supplemental non-cash information
Operating lease right-of-use assets, obtained in exchange for operating lease obligations		$ 70,378